Notes payable (Details) (USD $)	Jun. 30, 2013	Jun. 30, 2012
2014	$ 55,293
2015	11,059
Total future minimum principal payments	66,352
Less current portion	(55,293)	(53,452)
Long-term portion	$ 11,059	$ 53,452